Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Recently Issued Accounting Standards
Note 24. Recently Issued Accounting Standards
New and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2022 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
An onerous contract is a contract under which the unavoidable of meeting the obligations under the contract costs (i.e., the costs that the Company cannot avoid because it has the contract) exceed the economic benefits expected to be received under it.
The amendments specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labour and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
Prior to the application of the amendments, the Company identified no significant contracts as being onerous as the unavoidable costs under the contracts, which were the costs of fulfilling them, comprised only incremental costs directly related to the contracts.
Reference to the Conceptual Framework – Amendments to IFRS 3
The amendments replace a reference to a previous version of the IASB’s Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements.
The amendments add an exception to the recognition principle of
IFRS 3 Business Combinations
to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of
IAS 37 Provisions, Contingent Liabilities and Contingent Assets
or
IFRIC 21 Levies
, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date.
The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.
In accordance with the transitional provisions, the Company applies the amendments prospectively, i.e., to business combinations occurring after the beginning of the annual reporting period in which it first applies the amendments (the date of initial application).
These amendments had no impact on the consolidated financial statements of the Company as there were no contingent assets, liabilities or contingent liabilities within the scope of these amendments that arose during the period.
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Leases
The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

In accordance with the transitional provisions, the Company applies the amendments retrospectively only to items of PP&E made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment (the date of initial application).
These amendments had no impact on the consolidated financial statements of the Company as there were no sales of such items produced by property, plant and equipment made available for use on or after the beginning of the earliest period presented.
IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter
The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.
These amendments had no impact on the consolidated financial statements of the Company as it is not a first-time adopter.
IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities
The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. There is no similar amendment proposed for
IAS 39 Financial Instruments: Recognition and Measurement
.
In accordance with the transitional provisions, the Company applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment (the date of initial application). These amendments had no impact on the consolidated financial statements of the Company as there were no modifications of the Company’s financial instruments during the period.